STAFF COSTS (Tables)	9 Months Ended
Sep. 30, 2021
STAFF COSTS
Schedule of staff costs

USDm	Q3 2021	Q3 2020	Q1‑Q3 2021	Q1‑Q3 2020	FY 2020

Included in operating expenses	2.4	2.1	7.2	6.3	9.2
Included in administrative expenses	10.2	9.5	32.6	30.6	41.5
Total staff costs	12.6	11.6	39.8	36.9	50.7